Quarterly Holdings Report
for

Strategic Advisers® Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2020

SRQ-QTLY-0720
1.912886.109

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 29.7%
	Principal Amount	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24	$2,959,000	$2,546,589
3.375% 8/15/26	1,350,000	1,189,551
		3,736,140
Nonconvertible Bonds - 29.6%
COMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 1.9%
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (a)	6,295,000	6,211,214
7.5% 10/15/26 (a)	2,985,000	3,044,700
Century Telephone Enterprises, Inc. 6.875% 1/15/28	80,000	83,600
CenturyLink, Inc.:
5.125% 12/15/26 (a)	2,450,000	2,474,500
5.625% 4/1/25	860,000	885,800
5.8% 3/15/22	1,000,000	1,042,490
6.45% 6/15/21	1,717,000	1,764,218
7.6% 9/15/39	1,825,000	1,879,750
7.65% 3/15/42	752,000	776,748
Embarq Corp. 7.995% 6/1/36	528,000	563,434
Front Range BidCo, Inc.:
4% 3/1/27 (a)	805,000	792,925
6.125% 3/1/28 (a)	1,465,000	1,446,688
Frontier Communications Corp. 8% 4/1/27 (a)	4,390,000	4,516,213
Level 3 Financing, Inc.:
5.125% 5/1/23	1,600,000	1,598,000
5.25% 3/15/26	590,000	610,650
5.375% 1/15/24	675,000	683,438
5.375% 5/1/25	715,000	734,527
Sable International Finance Ltd. 5.75% 9/7/27 (a)	255,000	256,913
SFR Group SA:
7.375% 5/1/26 (a)	2,610,000	2,747,025
8.125% 2/1/27 (a)	3,410,000	3,751,000
Sprint Capital Corp.:
6.875% 11/15/28	1,610,000	1,988,350
8.75% 3/15/32	1,900,000	2,740,180
Telecom Italia Capital SA:
6% 9/30/34	560,000	603,400
6.375% 11/15/33	315,000	352,013
Telecom Italia SpA 5.303% 5/30/24 (a)	2,895,000	3,032,020
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (a)	2,600,000	2,704,000
		47,283,796
Entertainment - 0.2%
AMC Entertainment Holdings, Inc.:
5.875% 11/15/26	250,000	62,500
6.125% 5/15/27	2,325,000	581,250
AMC Entertainment, Inc. 5.75% 6/15/25	325,000	83,688
National CineMedia LLC:
5.75% 8/15/26	625,000	390,625
5.875% 4/15/28 (a)	475,000	380,000
Netflix, Inc.:
4.875% 4/15/28	715,000	763,263
5.375% 11/15/29 (a)	275,000	305,278
5.875% 11/15/28	925,000	1,052,530
6.375% 5/15/29	285,000	334,163
		3,953,297
Interactive Media & Services - 0.0%
Match Group, Inc. 4.125% 8/1/30 (a)	350,000	343,000
Media - 3.0%
Altice Financing SA:
5% 1/15/28 (a)	470,000	473,966
7.5% 5/15/26 (a)	5,535,000	5,827,635
Altice Finco SA 7.625% 2/15/25 (a)	1,595,000	1,622,913
AMC Networks, Inc. 4.75% 8/1/25	700,000	705,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (a)	3,215,000	3,239,177
4.5% 8/15/30 (a)	895,000	928,563
4.5% 5/1/32 (a)	800,000	826,248
4.75% 3/1/30 (a)	2,024,000	2,115,080
5% 2/1/28 (a)	2,763,000	2,893,883
5.125% 5/1/27 (a)	2,805,000	2,945,306
5.5% 5/1/26 (a)	4,945,000	5,229,338
Clear Channel Worldwide Holdings, Inc.:
5.125% 8/15/27 (a)	700,000	700,000
9.25% 2/15/24	4,630,000	4,211,448
CSC Holdings LLC:
5.375% 7/15/23 (a)	4,150,000	4,211,088
5.5% 5/15/26 (a)	1,380,000	1,441,686
5.5% 4/15/27 (a)	2,650,000	2,802,375
6.75% 11/15/21	2,000,000	2,107,060
7.5% 4/1/28 (a)	1,885,000	2,087,638
7.75% 7/15/25 (a)	1,555,000	1,623,031
Cumulus Media New Holdings, Inc. 6.75% 7/1/26 (a)	675,000	562,154
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% 8/15/26 (a)	750,000	596,250
6.625% 8/15/27 (a)	2,685,000	1,615,565
DISH DBS Corp.:
5.875% 7/15/22	1,975,000	2,029,747
5.875% 11/15/24	1,840,000	1,816,614
7.75% 7/1/26	300,000	311,250
Entercom Media Corp. 6.5% 5/1/27 (a)	700,000	616,000
Gray Television, Inc. 7% 5/15/27 (a)	675,000	712,969
iHeartCommunications, Inc. 8.375% 5/1/27	700,000	654,500
Outfront Media Capital LLC / Corp. 6.25% 6/15/25 (a)	300,000	308,625
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (a)	3,340,000	3,421,797
6.875% 2/15/23 (a)	1,115,000	1,134,278
Scripps Escrow, Inc. 5.875% 7/15/27 (a)	200,000	190,000
Sinclair Television Group, Inc.:
5.125% 2/15/27 (a)	420,000	390,760
5.875% 3/15/26 (a)	925,000	905,344
Sirius XM Radio, Inc.:
4.625% 7/15/24 (a)	750,000	767,925
5% 8/1/27 (a)	135,000	141,075
5.375% 4/15/25 (a)	2,165,000	2,221,571
Univision Communications, Inc. 5.125% 2/15/25 (a)	1,175,000	1,123,312
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	3,096,225
Ziggo Bond Co. BV:
5.125% 2/28/30 (a)	1,110,000	1,137,750
6% 1/15/27 (a)	2,000,000	2,090,220
Ziggo BV 5.5% 1/15/27 (a)	2,352,000	2,473,904
		74,309,520
Wireless Telecommunication Services - 1.6%
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd. 8.75% 5/25/24 (a)	2,500,000	2,400,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (b)	4,385,000	2,313,088
8% 2/15/24 (a)	3,075,000	3,105,750
8.5% 10/15/24 (a)(b)	1,860,000	1,060,200
Millicom International Cellular SA:
6% 3/15/25 (a)	705,000	712,931
6.625% 10/15/26 (a)	2,740,000	2,871,863
Neptune Finco Corp.:
6.625% 10/15/25 (a)	750,000	784,013
10.875% 10/15/25 (a)	610,000	660,447
Sprint Communications, Inc. 6% 11/15/22	2,575,000	2,735,938
Sprint Corp.:
7.125% 6/15/24	2,220,000	2,517,036
7.875% 9/15/23	4,805,000	5,453,675
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (a)	1,310,000	1,416,359
3.875% 4/15/30 (a)	1,310,000	1,420,145
4.5% 2/1/26	1,060,000	1,089,542
6% 4/15/24	400,000	406,708
6.375% 3/1/25	3,030,000	3,124,869
Xplornet Communications, Inc. 9.625% 6/1/22 pay-in-kind (a)(c)	2,880,000	2,952,000
Ypso Finance BIS SA 6% 2/15/28 (a)	2,970,000	2,888,325
		37,912,889
TOTAL COMMUNICATION SERVICES		163,802,502
CONSUMER DISCRETIONARY - 4.1%
Auto Components - 0.2%
Adient Global Holdings Ltd. 4.875% 8/15/26 (a)	1,325,000	1,112,172
Allison Transmission, Inc. 5.875% 6/1/29 (a)	266,000	268,660
American Axle & Manufacturing, Inc.:
6.25% 4/1/25	475,000	447,688
6.5% 4/1/27	850,000	794,750
Cooper Standard Auto, Inc. 5.625% 11/15/26 (a)	800,000	512,000
Dana Financing Luxembourg SARL 5.75% 4/15/25 (a)	200,000	198,000
Dana, Inc. 5.375% 11/15/27	1,445,000	1,385,394
		4,718,664
Automobiles - 0.2%
Ford Motor Co.:
4.75% 1/15/43	350,000	267,750
5.291% 12/8/46	2,900,000	2,291,609
9% 4/22/25	950,000	992,750
9.625% 4/22/30	270,000	299,700
		3,851,809
Diversified Consumer Services - 0.4%
Frontdoor, Inc. 6.75% 8/15/26 (a)	860,000	920,200
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (a)	2,370,000	2,115,225
Laureate Education, Inc. 8.25% 5/1/25 (a)	4,940,000	5,217,875
Service Corp. International 5.125% 6/1/29	735,000	791,963
		9,045,263
Hotels, Restaurants & Leisure - 2.3%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	780,000	789,038
5% 10/15/25 (a)	1,410,000	1,425,073
5.75% 4/15/25 (a)	420,000	446,124
Aramark Services, Inc.:
4.75% 6/1/26	2,155,000	2,122,675
5% 2/1/28 (a)	1,780,000	1,753,300
6.375% 5/1/25 (a)	2,130,000	2,229,663
Boyd Gaming Corp.:
4.75% 12/1/27 (a)	605,000	557,181
6% 8/15/26	510,000	495,980
6.375% 4/1/26	1,355,000	1,347,819
8.625% 6/1/25 (a)	225,000	240,525
Brinker International, Inc. 5% 10/1/24 (a)	1,515,000	1,355,925
Caesars Resort Collection LLC 5.25% 10/15/25 (a)	5,050,000	4,491,344
CEC Entertainment, Inc. 8% 2/15/22	875,000	70,000
Eldorado Resorts, Inc.:
6% 4/1/25	990,000	1,010,830
6% 9/15/26	250,000	261,250
7% 8/1/23	350,000	352,699
Golden Entertainment, Inc. 7.625% 4/15/26 (a)	3,871,000	3,483,900
Golden Nugget, Inc.:
6.75% 10/15/24 (a)	2,975,000	2,402,313
8.75% 10/1/25 (a)	2,550,000	1,683,000
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	670,000	670,000
5.125% 5/1/26	1,255,000	1,258,614
5.375% 5/1/25 (a)	150,000	153,405
5.75% 5/1/28 (a)	150,000	154,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	650,088
4.875% 4/1/27	390,000	387,075
International Game Technology PLC 6.25% 1/15/27 (a)	1,450,000	1,472,287
Jacobs Entertainment, Inc. 7.875% 2/1/24 (a)	1,025,000	779,000
Marriott International, Inc.:
4.625% 6/15/30	110,000	112,568
5.75% 5/1/25	150,000	161,966
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	212,299
Merlin Entertainments PLC 5.75% 6/15/26 (a)	200,000	192,076
MGM Mirage, Inc.:
5.5% 4/15/27	490,000	476,094
6% 3/15/23	500,000	501,145
6.75% 5/1/25	2,025,000	2,055,375
7.75% 3/15/22	250,000	260,213
Motion Bondco DAC 6.625% 11/15/27 (a)	600,000	498,000
NCL Corp. Ltd.:
3.625% 12/15/24 (a)	625,000	375,000
12.25% 5/15/24 (a)	190,000	204,250
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	1,050,000	987,399
Royal Caribbean Cruises Ltd.:
2.65% 11/28/20	300,000	291,131
5.25% 11/15/22	350,000	290,552
10.875% 6/1/23 (a)	140,000	146,323
11.5% 6/1/25 (a)	125,000	132,524
Scientific Games Corp.:
5% 10/15/25 (a)	2,720,000	2,544,016
7% 5/15/28 (a)	645,000	567,600
7.25% 11/15/29 (a)	900,000	792,000
8.25% 3/15/26 (a)	500,000	458,910
Six Flags Entertainment Corp. 4.875% 7/31/24 (a)	325,000	305,500
Stars Group Holdings BV 7% 7/15/26 (a)	2,090,000	2,215,400
Station Casinos LLC:
4.5% 2/15/28 (a)	625,000	550,781
5% 10/1/25 (a)	1,720,000	1,545,850
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (a)	1,930,000	1,799,725
Vail Resorts, Inc. 6.25% 5/15/25 (a)	150,000	157,500
Viking Cruises Ltd.:
5.875% 9/15/27 (a)	600,000	360,222
13% 5/15/25 (a)	325,000	351,000
Wyndham Destinations, Inc. 4.625% 3/1/30 (a)	250,000	216,250
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	1,340,000	1,273,174
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	665,000	616,788
Wynn Macau Ltd.:
4.875% 10/1/24 (a)	1,950,000	1,928,672
5.125% 12/15/29 (a)	575,000	566,375
Wynn Resorts Finance LLC / Capital Cor 5.125% 10/1/29 (a)	500,000	480,155
Wynn Resorts Ltd. 7.75% 4/15/25 (a)	75,000	77,906
Yum! Brands, Inc. 7.75% 4/1/25 (a)	1,260,000	1,392,300
		57,141,022
Household Durables - 0.6%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (a)	25,000	21,500
6.75% 8/1/25 (a)	1,500,000	1,380,000
Beazer Homes U.S.A., Inc.:
5.875% 10/15/27	450,000	423,000
7.25% 10/15/29	1,500,000	1,485,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:
4.875% 2/15/30 (a)	475,000	403,608
6.25% 9/15/27 (a)	1,395,000	1,328,738
Century Communities, Inc. 6.75% 6/1/27	250,000	255,000
KB Home 6.875% 6/15/27	1,550,000	1,712,750
M/I Homes, Inc. 4.95% 2/1/28	1,075,000	989,000
Meritage Homes Corp. 6% 6/1/25	1,000,000	1,067,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (a)	1,000,000	1,012,500
7% 7/15/24 (a)	2,825,000	2,840,001
TopBuild Corp. 5.625% 5/1/26 (a)	875,000	892,500
		13,811,097
Internet & Direct Marketing Retail - 0.0%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (a)	1,125,000	1,091,250
Leisure Products - 0.1%
Mattel, Inc.:
5.875% 12/15/27 (a)	50,000	50,875
6.75% 12/31/25 (a)	2,290,000	2,387,325
		2,438,200
Specialty Retail - 0.2%
Adient U.S. LLC 9% 4/15/25 (a)	125,000	133,280
L Brands, Inc. 5.625% 10/15/23	1,975,000	1,875,835
Michaels Stores, Inc. 8% 7/15/27 (a)	1,103,000	887,915
PetSmart, Inc. 5.875% 6/1/25 (a)	920,000	920,000
Sally Holdings LLC:
5.625% 12/1/25	2,000,000	1,952,600
8.75% 4/30/25 (a)	200,000	217,000
		5,986,630
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 5.375% 5/15/25 (a)	135,000	138,375
The William Carter Co.:
5.5% 5/15/25 (a)	225,000	231,750
5.625% 3/15/27 (a)	880,000	898,911
Wolverine World Wide, Inc.:
5% 9/1/26 (a)	275,000	260,563
6.375% 5/15/25 (a)	1,550,000	1,604,250
		3,133,849
TOTAL CONSUMER DISCRETIONARY		101,217,784
CONSUMER STAPLES - 1.4%
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 4.875% 2/15/30 (a)	675,000	699,469
ESAL GmbH 6.25% 2/5/23 (a)	570,000	575,415
Performance Food Group, Inc.:
5.5% 10/15/27 (a)	75,000	73,510
6.875% 5/1/25 (a)	1,335,000	1,398,413
Rite Aid Corp. 6.125% 4/1/23 (a)	600,000	558,000
U.S. Foods, Inc.:
5.875% 6/15/24 (a)	800,000	774,000
6.25% 4/15/25 (a)	890,000	922,263
		5,001,070
Food Products - 1.0%
B&G Foods, Inc.:
5.25% 4/1/25	1,000,000	1,027,500
5.25% 9/15/27	525,000	539,159
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	230,000	228,850
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (a)	5,005,000	5,130,125
5.875% 7/15/24 (a)	5,915,000	6,011,119
6.75% 2/15/28 (a)	525,000	568,218
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (a)	2,400,000	2,490,000
6.5% 4/15/29 (a)	4,850,000	5,274,375
Pilgrim's Pride Corp. 5.875% 9/30/27 (a)	1,275,000	1,326,000
Post Holdings, Inc.:
4.625% 4/15/30 (a)	180,000	177,525
5% 8/15/26 (a)	810,000	830,250
5.5% 12/15/29 (a)	1,150,000	1,201,750
5.625% 1/15/28 (a)	540,000	565,650
		25,370,521
Household Products - 0.1%
Spectrum Brands Holdings, Inc.:
5% 10/1/29 (a)	500,000	488,125
5.75% 7/15/25	500,000	514,900
		1,003,025
Personal Products - 0.0%
Prestige Brands, Inc. 6.375% 3/1/24 (a)	500,000	514,375
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	2,500,000	2,443,750
TOTAL CONSUMER STAPLES		34,332,741
ENERGY - 3.4%
Energy Equipment & Services - 0.2%
Diamond Offshore Drilling, Inc. 7.875% 8/15/25 (b)	675,000	75,094
Jonah Energy LLC 7.25% 10/15/25 (a)	1,840,000	92,000
Nabors Industries Ltd.:
7.25% 1/15/26 (a)	175,000	99,750
7.5% 1/15/28 (a)	1,675,000	921,250
Precision Drilling Corp.:
5.25% 11/15/24	500,000	256,875
7.125% 1/15/26 (a)	1,000,000	500,000
Summit Midstream Holdings LLC 5.75% 4/15/25	1,485,000	635,149
Transocean, Inc.:
7.5% 1/15/26(a)	1,676,000	905,040
8% 2/1/27 (a)	675,000	364,500
U.S.A. Compression Partners LP 6.875% 9/1/27	435,000	414,338
Valaris PLC 7.75% 2/1/26	1,500,000	110,535
Weatherford International Ltd. 11% 12/1/24 (a)	893,000	597,194
		4,971,725
Oil, Gas & Consumable Fuels - 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 1/15/28 (a)	1,160,000	906,888
Antero Resources Corp.:
5.125% 12/1/22	525,000	367,500
5.625% 6/1/23 (Reg. S)	1,258,000	729,640
Antero Resources Finance Corp. 5.375% 11/1/21	1,066,000	954,603
Ascent Resources - Utica LLC/ARU Finance Corp.:
7% 11/1/26 (a)	930,000	629,629
10% 4/1/22 (a)	1,334,000	1,167,250
Cheniere Energy Partners LP:
5.25% 10/1/25	5,180,000	5,231,800
5.625% 10/1/26	615,000	625,947
Chesapeake Energy Corp.:
4.875% 4/15/22	500,000	15,000
7% 10/1/24	440,000	16,500
8% 1/15/25	2,345,000	35,175
8% 6/15/27	2,075,000	31,125
Citgo Holding, Inc. 9.25% 8/1/24 (a)	1,650,000	1,588,125
Citgo Petroleum Corp. 6.25% 8/15/22 (a)	1,797,000	1,761,060
CNX Resources Corp. 5.875% 4/15/22	1,825,000	1,811,641
Comstock Resources, Inc. 9.75% 8/15/26	670,000	623,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (a)	1,255,000	1,091,850
5.75% 4/1/25	2,170,000	2,018,100
6.25% 4/1/23	2,580,000	2,457,450
CVR Energy, Inc.:
5.25% 2/15/25 (a)	1,650,000	1,485,000
5.75% 2/15/28 (a)	210,000	186,638
DCP Midstream LLC 4.75% 9/30/21 (a)	300,000	294,000
DCP Midstream Operating LP:
5.125% 5/15/29	1,700,000	1,547,000
5.375% 7/15/25	1,785,000	1,726,220
Denbury Resources, Inc.:
7.75% 2/15/24 (a)	1,690,000	692,900
9.25% 3/31/22 (a)	4,230,000	1,692,000
EG Global Finance PLC:
6.75% 2/7/25 (a)	1,100,000	1,113,519
8.5% 10/30/25 (a)	2,733,000	2,849,153
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (a)	700,000	683,375
Extraction Oil & Gas, Inc. 5.625% 2/1/26 (a)	1,875,000	112,500
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	800,000	758,000
7% 8/1/27	1,200,000	1,043,640
Hess Midstream Partners LP:
5.125% 6/15/28 (a)	935,000	883,575
5.625% 2/15/26 (a)	2,840,000	2,740,600
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	233,200
5.75% 10/1/25 (a)	850,000	765,000
6.25% 11/1/28 (a)	375,000	320,625
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (a)	1,875,000	1,846,875
MEG Energy Corp. 7.125% 2/1/27 (a)	1,630,000	1,484,311
NGPL PipeCo LLC:
4.875% 8/15/27 (a)	425,000	462,249
7.768% 12/15/37 (a)	310,000	370,493
Occidental Petroleum Corp.:
2.7% 8/15/22	200,000	182,940
2.7% 2/15/23	100,000	85,780
2.9% 8/15/24	2,070,000	1,645,650
3.4% 4/15/26	230,000	169,625
4.3% 8/15/39	330,000	195,525
4.4% 4/15/46	475,000	285,594
4.4% 8/15/49	250,000	148,125
4.85% 3/15/21	25,000	24,500
5.55% 3/15/26	1,505,000	1,279,250
6.2% 3/15/40	320,000	218,400
6.45% 9/15/36	1,360,000	975,800
7.5% 5/1/31	2,075,000	1,701,500
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (a)	1,945,000	2,105,890
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	1,945,000	1,852,613
Range Resources Corp.:
4.875% 5/15/25	200,000	167,250
5% 8/15/22	200,000	186,810
5% 3/15/23	1,265,000	1,144,306
9.25% 2/1/26 (a)	625,000	584,188
Rockies Express Pipeline LLC 7.5% 7/15/38 (a)	1,175,000	1,136,813
Sanchez Energy Corp. 7.25% 2/15/23 (a)(b)	3,242,000	32,420
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	885,000	898,001
5.5% 2/15/26	1,600,000	1,608,000
5.875% 3/15/28	265,000	268,313
6% 4/15/27	35,000	35,927
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 9/15/24 (a)	1,600,000	1,528,000
5.5% 1/15/28 (a)	900,000	804,771
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	750,000	733,268
5.125% 2/1/25	680,000	677,246
5.375% 2/1/27	3,000,000	2,981,250
6.75% 3/15/24	1,500,000	1,525,313
Viper Energy Partners LP 5.375% 11/1/27 (a)	1,300,000	1,290,250
Western Gas Partners LP:
3.1% 2/1/25	490,000	456,004
3.95% 6/1/25	400,000	371,880
4% 7/1/22	250,000	245,780
4.05% 2/1/30	1,975,000	1,771,970
4.65% 7/1/26	280,000	261,162
5.25% 2/1/50	170,000	137,649
5.3% 3/1/48	490,000	382,200
WPX Energy, Inc.:
5.25% 9/15/24	1,300,000	1,290,250
5.75% 6/1/26	892,000	892,000
		77,635,469
TOTAL ENERGY		82,607,194
FINANCIALS - 2.1%
Banks - 0.1%
CIT Group, Inc.:
5% 8/1/23	525,000	526,202
6.125% 3/9/28	625,000	646,875
		1,173,077
Capital Markets - 0.1%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	1,250,000	1,212,500
LPL Holdings, Inc. 5.75% 9/15/25 (a)	500,000	519,820
MSCI, Inc. 4.75% 8/1/26 (a)	1,775,000	1,850,438
		3,582,758
Consumer Finance - 0.7%
Ally Financial, Inc.:
3.875% 5/21/24	840,000	848,476
5.75% 11/20/25	4,685,000	4,872,400
8% 11/1/31	770,000	971,632
Ford Motor Credit Co. LLC 2.343% 11/2/20	275,000	273,042
Navient Corp.:
6.5% 6/15/22	2,610,000	2,561,846
7.25% 1/25/22	1,015,000	1,009,925
7.25% 9/25/23	325,000	312,000
Springleaf Finance Corp.:
6.875% 3/15/25	2,266,000	2,236,995
7.125% 3/15/26	3,045,000	2,999,325
		16,085,641
Diversified Financial Services - 0.6%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (a)	600,000	634,500
Fairstone Financial, Inc. 7.875% 7/15/24 (a)	550,000	547,938
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (a)	5,125,000	5,599,063
Five Point Operation Co. LP 7.875% 11/15/25 (a)	952,000	932,960
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	1,530,000	1,476,450
6.375% 12/15/25	1,080,000	1,090,897
MPH Acquisition Holdings LLC 7.125% 6/1/24 (a)	1,915,000	1,809,675
Venator Finance SARL/Venator Capital Management Ltd.:
5.75% 7/15/25 (a)	900,000	576,630
9.5% 7/1/25 (a)	325,000	326,625
Verscend Escrow Corp. 9.75% 8/15/26 (a)	1,075,000	1,155,625
		14,150,363
Insurance - 0.4%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (a)	2,995,000	3,054,720
AmWINS Group, Inc. 7.75% 7/1/26 (a)	2,715,000	2,912,924
HUB International Ltd. 7% 5/1/26 (a)	1,200,000	1,232,484
USI, Inc. 6.875% 5/1/25 (a)	2,985,000	3,058,401
		10,258,529
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25	515,000	442,900
Thrifts & Mortgage Finance - 0.2%
Nationstar Mortgage Holdings, Inc.:
6% 1/15/27 (a)	1,862,000	1,675,800
9.125% 7/15/26 (a)	2,600,000	2,665,000
Quicken Loans, Inc. 5.25% 1/15/28 (a)	1,470,000	1,483,509
		5,824,309
TOTAL FINANCIALS		51,517,577
HEALTH CARE - 2.4%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (a)	980,000	1,001,844
4.625% 2/1/28 (a)	185,000	191,475
Teleflex, Inc.:
4.25% 6/1/28 (a)	295,000	303,850
4.875% 6/1/26	1,750,000	1,802,500
		3,299,669
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.:
5.625% 2/15/23	100,000	100,250
6.5% 3/1/24	100,000	101,094
AMN Healthcare 4.625% 10/1/27 (a)	300,000	289,614
BCPE Cycle Merger Sub II, Inc. 10.625% 7/15/27 (a)	315,000	327,600
Centene Corp.:
4.25% 12/15/27	485,000	506,641
5.25% 4/1/25 (a)	1,095,000	1,127,160
Community Health Systems, Inc.:
6.25% 3/31/23	1,775,000	1,721,750
8% 3/15/26 (a)	2,080,000	2,031,900
8.625% 1/15/24 (a)	1,445,000	1,452,225
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (a)(d)	1,545,000	1,541,138
HCA Holdings, Inc.:
3.5% 9/1/30	600,000	590,896
5% 3/15/24	1,500,000	1,652,581
5.375% 2/1/25	500,000	548,845
5.875% 2/1/29	1,600,000	1,860,000
MEDNAX, Inc. 5.25% 12/1/23 (a)	1,250,000	1,225,000
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (a)(c)	2,090,000	1,830,067
Regionalcare Hospital Partners 9.75% 12/1/26 (a)	1,555,000	1,683,288
Surgery Center Holdings, Inc. 10% 4/15/27 (a)	875,000	870,625
Tenet Healthcare Corp.:
4.875% 1/1/26 (a)	795,000	817,029
5.125% 5/1/25	1,515,000	1,537,422
6.25% 2/1/27 (a)	5,440,000	5,630,400
6.75% 6/15/23	2,620,000	2,744,450
6.875% 11/15/31	500,000	457,500
7% 8/1/25	2,950,000	2,964,131
7.5% 4/1/25 (a)	1,310,000	1,427,900
8.125% 4/1/22	5,455,000	5,700,475
Vizient, Inc. 6.25% 5/15/27 (a)	125,000	131,141
		40,871,122
Health Care Technology - 0.0%
IMS Health, Inc. 5% 5/15/27 (a)	1,425,000	1,485,563
Life Sciences Tools & Services - 0.1%
Avantor, Inc. 6% 10/1/24 (a)	780,000	818,836
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (a)	145,000	146,224
5.5% 4/1/26 (a)	735,000	767,480
		1,732,540
Pharmaceuticals - 0.5%
Catalent Pharma Solutions 4.875% 1/15/26 (a)	1,355,000	1,385,488
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (a)	780,000	805,756
5.875% 5/15/23 (a)	21,000	20,987
6.125% 4/15/25 (a)	785,000	796,610
6.25% 2/15/29 (a)	475,000	486,875
7% 3/15/24 (a)	2,500,000	2,586,975
7% 1/15/28 (a)	630,000	663,863
8.5% 1/31/27 (a)	2,000,000	2,185,700
9.25% 4/1/26 (a)	2,190,000	2,431,710
		11,363,964
TOTAL HEALTH CARE		58,752,858
INDUSTRIALS - 2.9%
Aerospace & Defense - 1.2%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (a)	2,530,000	2,401,451
Bombardier, Inc.:
7.5% 12/1/24 (a)	225,000	137,158
7.5% 3/15/25 (a)	4,430,000	2,691,225
7.875% 4/15/27 (a)	2,800,000	1,687,000
8.75% 12/1/21 (a)	2,100,000	1,521,177
BWX Technologies, Inc. 5.375% 7/15/26 (a)	1,925,000	1,978,669
Howmet Aerospace, Inc. 6.875% 5/1/25	225,000	239,068
Moog, Inc. 4.25% 12/15/27 (a)	1,170,000	1,116,227
Spirit Aerosystems, Inc. 7.5% 4/15/25 (a)	775,000	770,645
The Boeing Co.:
5.15% 5/1/30	1,175,000	1,254,704
5.805% 5/1/50	1,500,000	1,697,879
TransDigm UK Holdings PLC 6.875% 5/15/26	495,000	459,301
TransDigm, Inc.:
5.5% 11/15/27 (a)	5,290,000	4,800,675
6.25% 3/15/26 (a)	2,770,000	2,832,325
6.5% 7/15/24	725,000	710,500
6.5% 5/15/25	2,030,000	1,964,025
7.5% 3/15/27	455,000	447,775
8% 12/15/25 (a)	2,250,000	2,430,000
		29,139,804
Air Freight & Logistics - 0.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (a)(c)	2,950,000	2,193,325
XPO Logistics, Inc.:
6.25% 5/1/25 (a)	1,740,000	1,815,864
6.75% 8/15/24 (a)	1,635,000	1,700,400
		5,709,589
Building Products - 0.3%
Advanced Drain Systems, Inc. 5% 9/30/27 (a)	1,950,000	1,950,000
Building Materials Corp. of America:
4.75% 1/15/28 (a)	1,846,000	1,858,091
5% 2/15/27 (a)	180,000	185,323
Griffon Corp. 5.75% 3/1/28	1,000,000	993,300
Jeld-Wen, Inc.:
4.625% 12/15/25 (a)	200,000	189,500
6.25% 5/15/25 (a)	125,000	128,750
Masonite International Corp. 5.375% 2/1/28 (a)	800,000	808,000
NCI Building Systems, Inc. 8% 4/15/26 (a)	1,000,000	956,190
Patrick Industries, Inc. 7.5% 10/15/27 (a)	325,000	325,813
		7,394,967
Commercial Services & Supplies - 0.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6.625% 7/15/26 (a)	600,000	630,000
9.75% 7/15/27 (a)	665,000	706,563
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	908,975
Core & Main Holdings LP 8.625% 9/15/24 pay-in-kind (a)	725,000	692,375
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	1,800,000	1,759,878
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (a)	1,135,000	1,139,256
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	2,135,000	2,131,691
PowerTeam Services LLC 9.033% 12/4/25 (a)	325,000	329,875
West Corp. 8.5% 10/15/25 (a)	2,500,000	1,812,500
		10,111,113
Construction & Engineering - 0.2%
AECOM:
5.125% 3/15/27	1,741,000	1,847,305
5.875% 10/15/24	905,000	969,889
Amsted Industries, Inc. 5.625% 7/1/27 (a)	805,000	817,622
Cloud Crane LLC 10.125% 8/1/24 (a)	1,325,000	1,291,875
		4,926,691
Electrical Equipment - 0.1%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	741,813
Wesco Distribution, Inc.:
7.125% 6/15/25 (a)(d)	375,000	375,000
7.25% 6/15/28 (a)(d)	515,000	511,107
		1,627,920
Machinery - 0.1%
Navistar International Corp.:
6.625% 11/1/25 (a)	1,225,000	1,145,375
9.5% 5/1/25 (a)	375,000	403,125
Titan International, Inc. 6.5% 11/30/23	675,000	366,188
		1,914,688
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (a)	550,000	524,079
Dun & Bradstreet Corp. 6.875% 8/15/26 (a)	400,000	434,000
		958,079
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. 4.875% 11/1/25 (a)	500,000	472,350
FLY Leasing Ltd.:
5.25% 10/15/24	2,075,000	1,618,500
6.375% 10/15/21	1,500,000	1,314,375
H&E Equipment Services, Inc. 5.625% 9/1/25	575,000	561,942
United Rentals North America, Inc.:
4% 7/15/30	400,000	389,748
4.875% 1/15/28	2,775,000	2,859,083
5.25% 1/15/30	1,900,000	1,980,750
		9,196,748
TOTAL INDUSTRIALS		70,979,599
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
CommScope, Inc.:
6% 3/1/26 (a)	1,050,000	1,104,138
8.25% 3/1/27 (a)	845,000	880,913
SSL Robotics LLC 9.75% 12/31/23 (a)	800,000	868,000
		2,853,051
Electronic Equipment & Components - 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	2,835,000	2,857,708
IT Services - 0.7%
Alliance Data Systems Corp. 4.75% 12/15/24 (a)	575,000	514,453
Banff Merger Sub, Inc. 9.75% 9/1/26 (a)	4,868,000	4,885,963
Camelot Finance SA 4.5% 11/1/26 (a)	1,250,000	1,255,875
Everi Payments, Inc. 7.5% 12/15/25 (a)	900,000	823,500
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	357,144
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (a)(d)	390,000	409,500
Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	4,200,000	4,389,000
Tempo Acquisition LLC:
5.75% 6/1/25 (a)	920,000	960,250
6.75% 6/1/25 (a)	2,435,000	2,422,825
		16,018,510
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.375% 4/15/28 (a)	985,000	1,006,690
Microchip Technology, Inc. 4.25% 9/1/25 (a)	210,000	211,430
		1,218,120
Software - 0.6%
Ascend Learning LLC:
6.875% 8/1/25 (a)	1,355,000	1,348,225
6.875% 8/1/25 (a)	185,000	183,651
Boxer Parent Co., Inc. 7.125% 10/2/25 (a)(d)	460,000	480,700
CDK Global, Inc.:
4.875% 6/1/27	485,000	503,192
5.25% 5/15/29 (a)	240,000	244,800
5.875% 6/15/26	985,000	1,036,713
Ensemble S Merger Sub, Inc. 9% 9/30/23 (a)	2,258,000	2,283,403
Fair Isaac Corp. 5.25% 5/15/26 (a)	2,365,000	2,549,896
Nortonlifelock, Inc. 5% 4/15/25 (a)	260,000	265,200
Nuance Communications, Inc. 5.625% 12/15/26	1,085,000	1,150,404
Open Text Corp. 3.875% 2/15/28 (a)	875,000	863,564
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	1,485,000	1,509,131
SS&C Technologies, Inc. 5.5% 9/30/27 (a)	1,850,000	1,943,074
		14,361,953
Technology Hardware, Storage & Peripherals - 0.0%
NCR Corp. 8.125% 4/15/25 (a)	175,000	188,344
TOTAL INFORMATION TECHNOLOGY		37,497,686
MATERIALS - 2.2%
Chemicals - 0.9%
Alpha 2 BV 8.75% 6/1/23 pay-in-kind (a)(c)	975,000	975,000
Alpha 3 BV / Alpha U.S. BidCo I 6.25% 2/1/25 (a)	425,000	421,932
CF Industries Holdings, Inc. 5.15% 3/15/34	75,000	79,125
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.4905% 6/15/22 (a)(c)(e)	1,615,000	1,392,840
Cornerstone Chemical Co. 6.75% 8/15/24 (a)	750,000	626,408
Element Solutions, Inc. 5.875% 12/1/25 (a)	2,365,000	2,429,588
Hexion, Inc. 7.875% 7/15/27 (a)	950,000	853,756
Nufarm Australia Ltd. 5.75% 4/30/26 (a)	1,795,000	1,747,307
Olin Corp.:
5.125% 9/15/27	1,495,000	1,330,550
9.5% 6/1/25 (a)	375,000	409,219
PolyOne Corp. 5.75% 5/15/25 (a)	100,000	104,770
Rain CII Carbon LLC/CII Carbon Corp. 7.25% 4/1/25 (a)	800,000	728,000
The Chemours Co. LLC:
5.375% 5/15/27	1,965,000	1,765,926
6.625% 5/15/23	1,600,000	1,604,000
7% 5/15/25	2,115,000	2,056,838
The Scotts Miracle-Gro Co. 4.5% 10/15/29	1,055,000	1,081,375
TPC Group, Inc. 10.5% 8/1/24 (a)	600,000	514,500
Tronox, Inc.:
6.5% 5/1/25 (a)	350,000	360,500
6.5% 4/15/26 (a)	1,410,000	1,334,128
Valvoline, Inc.:
4.25% 2/15/30 (a)	525,000	523,688
4.375% 8/15/25	1,025,000	1,040,375
		21,379,825
Construction Materials - 0.1%
Summit Materials LLC/Summit Materials Finance Corp. 6.5% 3/15/27 (a)	525,000	531,563
U.S. Concrete, Inc. 6.375% 6/1/24	1,420,000	1,423,550
		1,955,113
Containers & Packaging - 0.6%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (a)(c)	750,000	740,903
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (a)	250,000	250,863
5.25% 8/15/27 (a)	525,000	517,125
6% 2/15/25 (a)	2,260,000	2,329,947
Berry Global, Inc. 4.875% 7/15/26 (a)	1,105,000	1,155,079
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	670,000	696,217
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (a)	1,985,000	2,002,408
7.875% 7/15/26 (a)	895,000	895,000
OI European Group BV 4% 3/15/23 (a)	1,445,000	1,426,938
Owens-Brockway Glass Container, Inc.:
5.375% 1/15/25 (a)	2,000,000	2,005,000
6.375% 8/15/25 (a)	650,000	680,875
Silgan Holdings, Inc. 4.75% 3/15/25	695,000	710,638
Trivium Packaging Finance BV:
5.5% 8/15/26 (a)	1,785,000	1,872,590
8.5% 8/15/27 (a)	315,000	332,325
		15,615,908
Metals & Mining - 0.6%
Allegheny Technologies, Inc. 5.875% 12/1/27	2,000,000	1,640,000
Cleveland-Cliffs, Inc.:
6.75% 3/15/26 (a)	150,000	136,500
9.875% 10/17/25 (a)	695,000	724,538
Constellium NV:
5.875% 2/15/26 (a)	500,000	504,945
6.625% 3/1/25 (a)	825,000	838,423
Eldorado Gold Corp. 9.5% 6/1/24 (a)	975,000	1,039,243
First Quantum Minerals Ltd.:
6.5% 3/1/24 (a)	200,000	180,813
6.875% 3/1/26 (a)	1,650,000	1,480,545
7.25% 5/15/22 (a)	565,000	535,691
7.25% 4/1/23 (a)	2,395,000	2,206,394
7.5% 4/1/25 (a)	200,000	181,174
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (a)	20,000	20,174
Freeport-McMoRan, Inc.:
3.55% 3/1/22	63,000	63,630
3.875% 3/15/23	1,645,000	1,658,028
Hecla Mining Co. 7.25% 2/15/28	550,000	558,591
IAMGOLD Corp. 7% 4/15/25 (a)	750,000	766,245
New Gold, Inc. 6.25% 11/15/22 (a)	1,000,000	1,003,280
Novelis Corp. 5.875% 9/30/26 (a)	1,399,000	1,432,842
		14,971,056
TOTAL MATERIALS		53,921,902
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.7%
CoreCivic, Inc.:
4.625% 5/1/23	275,000	266,750
5% 10/15/22	802,000	785,960
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,170,000	1,199,250
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	800,000	778,000
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,325,000	1,330,804
5.375% 4/15/26	50,000	50,000
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	3,050,000	2,996,625
4.5% 1/15/28	925,000	897,250
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	675,000	697,781
5.25% 8/1/26	1,035,000	1,060,875
5.5% 5/1/24	1,500,000	1,518,750
Park Intermediate Holdings LLC 7.5% 6/1/25 (a)	575,000	592,250
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23	50,000	46,386
Ryman Hospitality Properties, Inc. 4.75% 10/15/27 (a)	250,000	212,188
Senior Housing Properties Trust 9.75% 6/15/25	375,000	382,031
The GEO Group, Inc.:
5.875% 10/15/24	350,000	289,625
6% 4/15/26	1,290,000	1,006,200
VICI Properties, Inc.:
3.5% 2/15/25 (a)	630,000	606,375
4.25% 12/1/26 (a)	1,480,000	1,466,236
4.625% 12/1/29 (a)	1,660,000	1,656,116
		17,839,452
Real Estate Management & Development - 0.5%
Forestar Group, Inc.:
5% 3/1/28 (a)	300,000	285,000
8% 4/15/24 (a)	650,000	682,500
Greystar Real Estate Partners 5.75% 12/1/25 (a)	1,500,000	1,410,000
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,045,000	2,892,750
Hunt Companies, Inc. 6.25% 2/15/26 (a)	1,300,000	1,144,000
Mattamy Group Corp.:
4.625% 3/1/30 (a)	500,000	460,000
5.25% 12/15/27 (a)	725,000	703,250
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.625% 3/1/24 (a)	250,000	246,250
5.75% 1/15/28 (a)	3,000,000	2,955,000
5.875% 1/31/25 (a)	150,000	151,875
5.875% 6/15/27 (a)	800,000	790,000
		11,720,625
TOTAL REAL ESTATE		29,560,077
UTILITIES - 1.7%
Electric Utilities - 1.0%
Clearway Energy Operating LLC:
4.75% 3/15/28 (a)	290,000	299,425
5.75% 10/15/25	900,000	958,032
InterGen NV 7% 6/30/23 (a)	3,045,000	2,968,875
NextEra Energy Partners LP:
4.25% 9/15/24 (a)	1,365,000	1,409,363
4.5% 9/15/27 (a)	250,000	265,000
NRG Energy, Inc.:
5.25% 6/15/29 (a)	2,920,000	3,182,800
6.625% 1/15/27	1,910,000	2,034,150
NRG Yield Operating LLC 5% 9/15/26	885,000	904,913
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,499,953	1,514,952
Vistra Operations Co. LLC:
5% 7/31/27 (a)	3,390,000	3,546,788
5.5% 9/1/26 (a)	3,566,000	3,744,300
5.625% 2/15/27 (a)	3,020,000	3,209,384
		24,037,982
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp. 5.875% 8/20/26	2,725,000	2,889,863
Ferrellgas LP/Ferrellgas Finance Corp. 6.75% 6/15/23 (c)	1,125,000	902,813
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp.:
8.625% 6/15/20	2,650,000	795,000
8.625% 6/15/20	300,000	90,000
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	1,375,000	1,361,250
Superior Plus LP / Superior General Partner, Inc. 7% 7/15/26 (a)	975,000	994,500
		7,033,426
Independent Power and Renewable Electricity Producers - 0.4%
Calpine Corp.:
5.125% 3/15/28 (a)	5,900,000	5,988,500
5.75% 1/15/25	2,000,000	2,045,000
Talen Energy Supply LLC 10.5% 1/15/26 (a)	565,000	446,350
TerraForm Power Operating LLC:
4.25% 1/31/23 (a)	500,000	508,750
5% 1/31/28 (a)	560,000	596,400
The AES Corp.:
4.5% 3/15/23	755,000	769,194
6% 5/15/26	630,000	666,225
		11,020,419
TOTAL UTILITIES		42,091,827

TOTAL NONCONVERTIBLE BONDS		726,281,747

TOTAL CORPORATE BONDS
(Cost $768,335,013)		730,017,887

U.S. Government Agency - Mortgage Securities - 0.0%
Race Point IX CLO Ltd. - 0.0%
3 month U.S. LIBOR + 1.210% 2.4289% 10/15/30 (a)(c)(e)
(Cost $651,331)	750,000	727,455

Asset-Backed Securities - 0.8%
AGL Core CLO 2 Ltd. / AGL Core CLO 2 LLC Series 2019-2A Class A1, 3 month U.S. LIBOR + 1.390% 2.5253% 4/20/32 (a)(c)(e)	$1,000,000	$973,946
Allegro CLO VII Ltd./LLC Series 2018-1A Class A, 3 month U.S. LIBOR + 1.100% 2.3189% 6/13/31 (a)(c)(e)	6,000,000	5,752,662
Carlyle Global Market Strategies CLO Series 2018-3RA Class A1A, 3 month U.S. LIBOR + 1.050% 2.0414% 7/27/31 (a)(c)(e)	2,976,249	2,912,893
Greenwood Park CLO, Ltd. Series 2018-1A Class A2, 3 month U.S. LIBOR + 1.010% 2.2289% 4/15/31 (a)(c)(e)	1,852,000	1,801,151
Greywolf CLO VI, Ltd. Series 2018-1A Class A1, 3 month U.S. LIBOR + 1.030% 2.0214% 4/26/31 (a)(c)(e)	1,500,000	1,451,741
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0176% 1/22/28 (a)(c)(e)	1,500,000	1,473,707
OZLM XI, Ltd. Series 2017-11A Class A1R, 3 month U.S. LIBOR + 1.250% 2.0101% 10/30/30 (a)(c)(e)	1,988,215	1,930,760
Race Point VIII CLO, Ltd. Series 2020-8A Class AR2, 3 month U.S. LIBOR + 1.040% 1.4166% 2/20/30 (a)(c)(e)	2,986,193	2,879,454
Sound Point CLO XVII, Ltd. Series 2017-3A Class A1B, 3 month U.S. LIBOR + 1.220% 2.3553% 10/20/30 (a)(c)(e)	1,500,000	1,440,776
TOTAL ASSET-BACKED SECURITIES
(Cost $21,148,712)		20,617,090
	Shares	Value

Common Stocks - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Weatherford International PLC (f)
(Cost $152,055)	6,540	13,080
	Principal Amount	Value

Bank Loan Obligations - 0.9%
COMMUNICATION SERVICES - 0.2%
Media - 0.1%
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1736% 5/1/26 (c)(e)(g)	748,125	697,627
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (c)(e)(g)	1,452,750	1,399,361
		2,096,988
Wireless Telecommunication Services - 0.1%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6% 11/27/23 (c)(e)(g)	1,690,000	1,697,740
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 6.75% 1/2/24 (c)(e)(g)	150,000	150,563
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5/28/27 (e)(g)(h)	1,000,000	950,000
		2,798,303

TOTAL COMMUNICATION SERVICES		4,895,291

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (c)(e)(g)	1,312,400	1,128,664
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 7.072% 12/10/24 (c)(e)(g)	740,625	739,833
		1,868,497
Specialty Retail - 0.0%
Sally Holdings LLC Tranche B 2LN, term loan 4.5% 7/5/24 (c)(g)	500,000	472,500

TOTAL CONSUMER DISCRETIONARY		2,340,997

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Chesapeake Energy Corp. term loan 3 month U.S. LIBOR + 8.000% 9% 6/9/24 (c)(e)(g)	1,900,000	1,003,827
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (c)(e)(g)	374,060	338,173
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 3/28/24 (c)(e)(g)	748,111	711,640
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.9894% 3/1/24 (b)(c)(e)(g)	2,475,000	210,375
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 5/11/20 (b)(e)(g)(i)	864,602	691,681
term loan 7.25% 5/11/20 (b)(c)(g)(i)	373,000	298,400
		3,254,096
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.2001% 6/7/23 (c)(e)(g)	300,000	287,562
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9236% 11/16/25 (c)(e)(g)	335,000	320,046
Pharmaceuticals - 0.0%
Mallinckrodt International Finance S.A. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 9/24/24 (e)(g)(h)	498,715	339,749

TOTAL HEALTH CARE		659,795

INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.4549% 6/21/24 (c)(e)(g)	1,449,025	1,304,804
West Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(e)(g)	1,147,066	930,397
		2,235,201
Construction & Engineering - 0.0%
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (c)(e)(g)	475,000	488,063

TOTAL INDUSTRIALS		2,723,264

INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (c)(e)(g)	402,552	390,528
Software - 0.2%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (c)(e)(g)	805,000	706,726
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (c)(e)(g)	240,122	217,711
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.4236% 10/2/25 (c)(e)(g)	198,864	187,578
Informatica Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 2/14/27 (e)(g)(h)	525,000	499,627
7.125% 2/14/25 (g)	300,000	295,500
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 8.500% 9.5% 9/29/25 (c)(e)(g)	2,250,000	2,244,375
TIBCO Software, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.750% 2/14/28 (e)(g)(h)	1,000,000	962,500
		5,114,017

TOTAL INFORMATION TECHNOLOGY		5,504,545

MATERIALS - 0.1%
Chemicals - 0.1%
Solenis International LP Tranche 1LN, term loan 3 month U.S. LIBOR + 4.000% 12/18/23 (e)(g)(h)	997,462	933,874
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2216% 10/1/25 (c)(e)(g)	997,415	949,539
		1,883,413
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Brookfield Retail Holdings VII Sub 3 LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8/24/25 (e)(g)(h)	997,468	754,156
TOTAL BANK LOAN OBLIGATIONS
(Cost $25,491,682)		22,303,119
	Shares	Value

Fixed-Income Funds - 66.5%
High Yield Fixed-Income Funds - 66.5%
Artisan High Income Fund Investor Shares	26,106,694	236,004,515
BlackRock High Yield Bond Portfolio Institutional Class	26,358,574	188,727,387
Eaton Vance Income Fund of Boston Class A	17,345,122	90,714,990
Fidelity Capital & Income Fund (j)	13,060,381	122,636,975
iShares iBoxx $ High Yield Corporate Bond ETF	175,000	14,423,500
MainStay High Yield Corporate Bond Fund Class A	56,685,114	297,596,846
SPDR Lehman High Yield Bond ETF	100,000	10,155,000
T. Rowe Price High Yield Fund Advisor Class	41,171,811	254,030,076
Vanguard High-Yield Corporate Fund Admiral Shares	74,348,697	417,839,626
TOTAL FIXED-INCOME FUNDS
(Cost $1,621,982,975)		1,632,128,915
	Principal Amount	Value

Preferred Securities - 0.7%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
MPLX LP 6.875% (c)(k)	2,055,000	1,755,011
FINANCIALS - 0.5%
Banks - 0.5%
Bank of America Corp.:
5.2% (c)(k)	1,200,000	1,155,000
6.25% (c)(k)	4,000,000	4,165,000
Barclays PLC 7.875% (Reg. S) (c)(k)	1,535,000	1,554,188
Citigroup, Inc. 4.7% (c)(k)	1,075,000	935,250
JPMorgan Chase & Co. 4.6% (c)(k)	2,440,000	2,163,792
Royal Bank of Scotland Group PLC 7.5% (c)(k)	1,060,000	1,038,143
Wells Fargo & Co. 5.9% (c)(k)	2,250,000	2,236,748
		13,248,121
INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (c)	2,530,000	1,737,806
TOTAL PREFERRED SECURITIES
(Cost $18,248,932)		16,740,938
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.11% (l)	20,645,553	20,649,682
State Street Institutional U.S. Government Money Market Fund Premier Class .12% (m)	35,240,162	35,240,162
TOTAL MONEY MARKET FUNDS
(Cost $55,889,700)		55,889,844
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $2,511,900,400)		2,478,438,328
NET OTHER ASSETS (LIABILITIES) - (0.9)%(n)(o)		(21,900,098)
NET ASSETS - 100%		$2,456,538,230

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	108	Sept. 2020	$15,018,750	$36,067	$36,067

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty(1)	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CDX HY CDSI Series 34 5Y PRC Corp.	Jun. 2025	ICE	(5%)	Quarterly	$17,622,000	$(797,558)	$0	$(797,558)

 (1) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $513,825,004 or 20.9% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Non-income producing

 (g) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Level 3 security

 (j) Affiliated Fund

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) The rate quoted is the annualized seven-day yield of the fund at period end.

 (n) Includes $350,000 of cash collateral to cover margin requirements for futures contracts.

 (o) Includes $1,320,000 of cash collateral to cover margin requirements for centrally cleared OTC swaps.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,760
Total	$21,760

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$147,684,574	$101,052,338	$114,005,045	$1,050,322	$566,512	$(12,661,404)	$122,636,975
Total	$147,684,574	$101,052,338	$114,005,045	$1,050,322	$566,512	$(12,661,404)	$122,636,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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